Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Sep. 30, 2025
Classes of current inventories [abstract]
Raw materials	€ 79,852	€ 71,951
Work in progress	79,321	64,525
Finished goods	684,169	567,941
Inventories	€ 843,342	€ 704,417